Taxation - Loss before income tax expense (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Tax Credit Carryforward [Line Items]
Total loss before income tax expense	¥ 194,035	$ 28,132	¥ 101,948	¥ 246,944
PRC
Tax Credit Carryforward [Line Items]
Total loss before income tax expense	175,801		73,988	207,533
Others
Tax Credit Carryforward [Line Items]
Total loss before income tax expense	¥ 18,234		¥ 27,960	¥ 39,411